18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Aggregate loan transactions with related parties

Aggregate loan transactions with related parties as of December 31 were as follows:

	2012	2011

Balance, beginning of year	$ 5,998,756	$ 7,015,993
Loans - New Principal Officers/Directors	0	67,458
New loans to existing Officers/Directors	36,354,194	26,240,945
Retirement of Director	0	(175,388)
Repayment*	(35,289,237)	(27,150,252)
Balance, end of year	$ 7,063,713	$ 5,998,756